Parent Company Only Financial Information [Text Block]	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Information [Text Block]
32.	PARENT COMPANY ONLY FINANCIAL INFORMATION

Distributions of retained earnings of MUFG Bank and Mitsubishi UFJ Trust and Banking are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Additionally, retained earnings of these banking subsidiaries are restricted, except for approximately ¥6,077 billion and ¥5,247 billion, in accordance with the statutory reserve requirements under the Companies Act at March 31, 2019 and 2020, respectively. See Notes 19 and 2
1
for further information.
The Banking Law and related regulations restrict the ability of these banking subsidiaries to extend loans or credit to the parent company. Such loans or credits to the parent company are generally limited to 15% of the banking subsidiary’s consolidated total capital, as determined by the capital adequacy guidelines.

At March 31, 2019 and 2020, approximately ¥5,160 billion and ¥5,696 billion, respectively, of net assets of consolidated subsidiaries may be restricted as to payment of cash dividends and loans to the parent company.

The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2019	2020
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥203,713	¥185,668
Investments in subsidiaries and affiliated companies	16,668,232	16,116,568
Banking subsidiaries	12,754,653	12,361,190
Non-banking subsidiaries and affiliated companies	3,913,579	3,755,378
Loans to subsidiaries	7,199,052	8,746,231
Banking subsidiaries	6,864,309	8,222,278
Non-banking subsidiaries	334,743	523,953
Other assets	223,725	241,441

Total assets	¥24,294,722	¥25,289,908

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,425,682	¥1,255,991
Long-term debt from non-banking subsidiaries and affiliated companies	277,138	30,686
Long-term debt	7,187,469	8,758,646
Other liabilities	204,885	228,098

Total liabilities	9,095,174	10,273,421

Total shareholders’ equity	15,199,548	15,016,487

Total liabilities and shareholders’ equity	¥24,294,722	¥25,289,908

Condensed Statements of Income

	Fiscal years ended March 31,
	2018	2019	2020
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥576,332	¥306,879	¥376,376
Banking subsidiaries	487,491	207,161	277,472
Non-banking subsidiaries and affiliated companies	88,841	99,718	98,904
Management fees from subsidiaries	26,073	28,305	33,543
Interest income from subsidiaries	80,670	127,117	174,500
Foreign exchange gains (losses)—net	24,726	(20,598)	4,834
Trading account losses—net	(26,749)	(8,078)	(37,272)
Gains on sales of investment in subsidiaries and affiliated companies	—	252,253	67,406
Other income	1,508	3,199	14,968

Total income	682,560	689,077	634,355

Expense:
Operating expenses	26,016	28,168	30,431
Interest expense to subsidiaries and affiliated companies	31,426	34,594	26,244
Interest expense	65,068	108,756	155,774
Other expense	1,791	1,657	15,024

Total expense	124,301	173,175	227,473

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	672,421	194,390	(108,069)

Income before income tax expense (benefit)	1,230,680	710,292	298,813
Income tax expense (benefit)	2,520	(8,353)	(7,142)

Net income	¥1,228,160	¥718,645	¥305,955

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2018	2019	2020
	(in millions)
Operating activities:
Net income	¥1,228,160	¥718,645	¥305,955
Adjustments and other	(799,571)	(351,775)	(1,704)

Net cash provided by operatin g activities	428,589	366,870	304,251

Investing activities:
Proceeds from redemption of other investment securities	—	—	240,000
Proceeds from sales of investment in subsidiaries and affiliated companies	—	455,605	135,581
Purchase of equity investment in subsidiaries and an affiliated company	(53,000)	(18,346)	—
Net increase in loans to subsidiaries	(1,682,576)	(2,112,711)	(1,547,178)
Other—net	(4,361)	(9,009)	(12,572)

Net cash used in investing activities	(1,739,937)	(1,684,461)	(1,184,169)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(41,402)	(194,300)	(164,272)
Proceeds from issuance of long-term debt	1,872,986	2,043,677	1,844,488
Repayment of long-term debt	(112,184)	(314)	(214,994)
Repayment of long-term debt to affiliated companies	(1,090)	(500)	(241,000)
Proceeds from sales of treasury stock	1	3	2
Payments for acquisition of treasury stock	(200,038)	(150,277)	(50,022)
Dividends paid	(241,067)	(276,279)	(304,538)
Other—net	(9,677)	(15,490)	(7,791)

Net cash provided by financing activities	1,267,529	1,406,520	861,873

Net increase (decrease) in cash and cash equivalents	(43,819)	88,929	(18,045)
Cash and cash equivalents at beginning of fiscal year	158,603	114,784	203,713

Cash and cash equivalents at end of fiscal year	¥114,784	¥203,713	¥185,668